Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 28,872,702	$ 24,817,307	$ 81,141,673	$ 73,098,642	$ 94,656,735	$ 27,093,928
Cost of Revenue	27,314,910	22,750,001	75,863,429	68,319,317	88,834,912	23,549,098
Gross Profit	1,557,792	2,067,306	5,278,244	4,779,325	5,821,823	3,544,830
Operating Expenses:
Sales and marketing	532,757	468,624	1,617,531	1,259,524	1,680,364	2,037,371
General and administrative	1,312,713	1,605,398	4,207,210	4,594,637	5,986,273	6,344,539
Total operating expenses	1,845,470	2,074,022	5,824,741	5,854,161	7,666,637	8,381,910
Loss from Operations	(287,678)	(6,716)	(546,497)	(1,074,836)	(1,844,814)	(4,837,080)
Other (Expense) Income:
Interest income		429		429	429	956
Interest expense	(337,352)	(405,192)	(1,973,281)	(1,090,325)	(1,497,353)	(189,245)
Change in fair value of placement rights derivative liability				(370,000)	(370,000)
Total Other Expense, Net	(337,352)	(404,763)	(1,973,281)	(1,459,896)	(1,866,924)	(188,289)
Loss before Income Tax Benefit					(3,711,738)	(5,025,369)
Income Tax Benefit						2,392,994
Net Loss	$ (625,030)	$ (411,479)	$ (2,519,778)	$ (2,534,732)	$ (3,711,738)	$ (2,632,375)
Basic and Diluted Loss per Common Share:
Net loss per common share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.13)	$ (0.13)	$ (0.19)	$ (0.27)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	20,150,640	20,123,042	20,143,783	19,995,689	20,029,701	9,687,951